Average Annual Total Returns			12 Months Ended	37 Months Ended
		Feb. 05, 2025	Dec. 31, 2024	Dec. 31, 2024
FPA Global Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent			15.76%	7.95%
Performance Inception Date		Dec. 16, 2021
FPA Global Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.33%	7.59%
FPA Global Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		9.56%	6.12%
MSCI AC World Index (Net) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	6.02%	17.49%

[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The MSCI AC World Index (Net) is a stock index designed to track broad global equity-market performance. Maintained by Morgan Stanley Capital International (MSCI), the index comprises the stocks of nearly 3,000 companies from 23 developed countries and 25 emerging markets. Investors cannot invest directly in an index.